Revenue - Disaggregation of revenue, timing of contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 9,979	$ 8,341	$ 8,688
Internal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	8,129	5,297	7,077
Controlled Founded Entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	1,615	990	1,474
Parent Company And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	235	2,054	137
Transferred at a point in time – Licensing Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	6,809	2,054	0
Transferred at a point in time – Licensing Income | Internal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	6,500
Transferred at a point in time – Licensing Income | Controlled Founded Entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	74
Transferred at a point in time – Licensing Income | Parent Company And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	235
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	3,171	6,286	8,688
Transferred over time | Internal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	1,629	5,297	7,077
Transferred over time | Controlled Founded Entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 1,541	$ 990	1,474
Transferred over time | Parent Company And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue			$ 137